Supplementary Information on Oil and Gas Operations-Unaudited - Investment in Oil and Gas Properties (Details) a in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Wells	Dec. 31, 2015 USD ($) a Wells	Dec. 31, 2014 USD ($)
Reserve Quantities [Line Items]
Sale of oil and gas properties	$ 25,482	$ 271,769	$ 11,908
Unevaluated oil and gas properties	9,000	12,500
Interest costs capitalized	$ 900	4,700	10,000
Expected period to evaluate existing unevaluated properties	3 years
Unevaluated costs expected to be evaluated in 2017	$ 1,800
Fort Trinidad
Reserve Quantities [Line Items]
Sale of oil and gas properties		500
East Haynesville
Reserve Quantities [Line Items]
Sale of oil and gas properties		100
Eagle Ford
Reserve Quantities [Line Items]
Sale of oil and gas properties			9,800
Uncompleted Wells Equipment and Facilities
Reserve Quantities [Line Items]
Unevaluated oil and gas properties	$ 400	$ 200
Exploratory wells drilled, unevaluated | Wells	1	2
2012
Reserve Quantities [Line Items]
Unevaluated oil and gas properties	$ 3,400
Percentage of unevaluated costs capitalized in period	38.00%
2011
Reserve Quantities [Line Items]
Unevaluated oil and gas properties		$ 1,100
Percentage of unevaluated costs capitalized in period		12.00%
Prior to 2011
Reserve Quantities [Line Items]
Unevaluated oil and gas properties			$ 4,500
Percentage of unevaluated costs capitalized in period			50.00%
Louisiana | Fleetwood Joint Venture
Reserve Quantities [Line Items]
Aggregate purchase price		$ 24,000
Number of acres acquired | a		30
Woodford And Mississippian Lime
Reserve Quantities [Line Items]
Sale of oil and gas properties	$ 274,100
Oklahoma Assets
Reserve Quantities [Line Items]
Sale of oil and gas properties	$ 17,600